Earnings/(Loss) per share ("EPS")	12 Months Ended
Mar. 31, 2022
Profit or loss [abstract]
Earnings/(Loss) per share ("EPS")
12. Earnings/(Loss) per share (“EPS”)
The following reflects the income and share data used in the basic and diluted earnings/(loss) per share computations:
Computation of weighted average number of shares

For the year ended March 31,	2020		2021	2022
Weighted average number of ordinary shares for basic earnings per share*	3,702,554,614		3,704,196,924	3,706,455,160
Effect of dilution:
Potential ordinary shares relating to share option awards	21,220,860	#	23,348,057	25,693,575

Adjusted weighted average number of ordinary shares for diluted earnings per share	3,702,554,614	#	3,727,544,981	3,732,148,735

Computation of basic and diluted earnings per share
Basic earnings/(loss) per share:

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million except EPS data)	( ₹ in million except EPS data)	( ₹ in million except EPS data)	(US dollars in million except EPS data)
(Loss)/Profit for the year attributable to equity holders of the parent	(61,248)	112,883	207,953	2,740
Weighted average number of ordinary shares for basic earnings per share*	3,702,554,614	3,704,196,924	3,706,455,160	3,706,455,160

(Loss)/Earnings per share(INR / USD)	(16.54)	30.47	56.11	0.74

Diluted earnings/(loss) per share:

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million except EPS data)	( ₹ in million except EPS data)	( ₹ in million except EPS data)	(US dollars in million except EPS data)
(Loss)/Profit for the year attributable to equity holders of the parent	(61,248)	112,883	207,953	2,740
Adjusted weighted average number of ordinary shares for diluted earnings per share*	3,702,554,614 #	3,727,544,981	3,732,148,735	3,732,148,735

(Loss)/Earnings per share # (INR / USD)	(16.54)	30.28	55.72	0.73

*	After excluding the impact of treasury shares
#	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.
Nominal value per share is
₹
 1 for the year ended March 31, 2020, March 31, 2021 and March 31, 2022.